Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
11.	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2025	2024

Interest payable (1)	7,020	5,177
Accrued expenses	3,918	2,292
Deposits and other payables to customers (2)	2,902	1,040
Others	2,220	264
Total	16,060	8,773

(1)	The interest payable represents the accrued interest for (i) long-term payables owed to the mining equipment supplier totaling $94.36 million with a fixed interest rate of 6% per annum (see Note 12); and (ii) long-term loans totaling $15.0 million with a fixed annual interest rate of 6.5% (see Note 13). During the years ended December 31, 2025, 2024 and 2023, the Company recorded interest expense of $8.56 million, $6.33 million and $5.54 million, respectively.

(2)	The Company recognizes refund liabilities in respect of amounts received from customers, comprising deposits for hosting services and temporary overpayments that are subject to refund.